Interests in associates (Tables)	6 Months Ended
Jun. 30, 2025
Interests in associates
Schedule of carrying amount and financial information of equity-accounted investments

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Beginning of the period	2,618,541	6,239,691	3,847,796	7,087,142
Share of the net loss for the period of Neurosterix’s Group	(1,101,534)	(1,231,845)	(2,330,789)	(2,079,296)
End of period	1,517,007	5,007,846	1,517,007	5,007,846